UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lomas Capital Management, LLC
Address: 500 Park Avenue, 4th Floor
         New York, New York  10022

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Del Virginia
Title:     Chief Financial Officer
Phone:     646-569-3211

Signature, Place, and Date of Signing:

 /s/   John Del Virginia     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $228,274 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     5421   484000 SH       SOLE                   484000        0        0
ARCH CAP GROUP LTD             ORD              G0450A105     2861    65000 SH       SOLE                    65000        0        0
CHUBB CORP                     COM              171232101     5649    75000 SH       SOLE                    75000        0        0
CON-WAY INC                    COM              205944101     7651   275000 SH       SOLE                   275000        0        0
DIME CMNTY BANCSHARES          COM              253922108     2258   162586 SH       SOLE                   162586        0        0
EAGLE MATERIALS INC            COM              26969P108     5236    89500 SH       SOLE                    89500        0        0
EBAY INC                       COM              278642103    10295   201868 SH       SOLE                   201868        0        0
GREAT LAKES DREDGE & DOCK CO   COM              390607109     2679   300000 SH       SOLE                   300000        0        0
HOME DEPOT INC                 COM              437076102     7343   118715 SH       SOLE                   118715        0        0
JPMORGAN CHASE & CO            COM              46625H100    10113   230000 SH       SOLE                   230000        0        0
LAMAR ADVERTISING CO           CL A             512815101    10173   262539 SH       SOLE                   262539        0        0
LAS VEGAS SANDS CORP           COM              517834107     6370   138000 SH       SOLE                   138000        0        0
LOWES COS INC                  COM              548661107     9991   281282 SH       SOLE                   281282        0        0
M & T BK CORP                  COM              55261F104    13835   140500 SH       SOLE                   140500        0        0
MARATHON PETE CORP             COM              56585A102     8303   131800 SH       SOLE                   131800        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     5327    56500 SH       SOLE                    56500        0        0
MICHAEL KORS HLDGS LTD         SHS              G60754101     9757   191200 SH       SOLE                   191200        0        0
MUELLER INDS INC               COM              624756102    11049   220845 SH       SOLE                   220845        0        0
OWENS CORNING NEW              COM              690742101    13557   366500 SH       SOLE                   366500        0        0
PACWEST BANCORP DEL            COM              695263103     6205   250500 SH       SOLE                   250500        0        0
PRICE T ROWE GROUP INC         COM              74144T108     2930    45000 SH       SOLE                    45000        0        0
PRICELINE COM INC              COM NEW          741503403     2482     4000 SH       SOLE                     4000        0        0
PRUDENTIAL FINL INC            COM              744320102     2667    50000 SH       SOLE                    50000        0        0
REALOGY HLDGS CORP             COM              75605Y106     7452   177600 SH       SOLE                   177600        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     4879   143500 SH       SOLE                   143500        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     9406   655000 SH       SOLE                   655000        0        0
SEALED AIR CORP NEW            COM              81211K100    10445   596500 SH       SOLE                   596500        0        0
SVB FINL GROUP                 COM              78486Q101     2799    50000 SH       SOLE                    50000        0        0
TRIPADVISOR INC                COM              896945201     3165    75500 SH       SOLE                    75500        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    14576   197700 SH       SOLE                   197700        0        0
VISA INC                       COM CL A         92826C839    10348    68268 SH       SOLE                    68268        0        0
WINNEBAGO INDS INC             COM              974637100     3052   178179 SH       SOLE                   178179        0        0